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FIRST METLIFE INVESTORS INSURANCE COMPANY
200 PARK AVENUE
NEW YORK, NY 10166

May 2, 2013

VIA EDGAR TRANSMISSION
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Securities and Exchange Commission
100 F. STREET, N.E.
WASHINGTON, D.C. 20549

Re: First MetLife Investors Insurance Company and
    First MetLife Investors Variable Annuity Account One
    File Nos. 333-186216/811-08306
    Class L - 4 Year (offered on and after April 29, 2013)
    Rule 497(j) Certification
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Members of the Commission:

On behalf of First MetLife Investors Insurance Company (the "Company") and
First MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Statement of Additional Information ("SAI") dated April 29, 2013, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the SAI contained in Pre-Effective Amendment No. 1 for the Account filed electronically with the Commission on April 19, 2013.

If you have any questions, please contact me at (617) 578-2053.

Sincerely,

/s/ John M. Richards
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John M. Richards
Corporate Counsel
Metropolitan Life Insurance Company